Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the year ended December 31, 2018:

		Weighted	Aggregate
		Average	Intrinsic
		Exercise	Value
	Shares	Price	(in thousands)
Options outstanding at the beginning of the year	13,378	$4.93	$3,972
Options granted	—	—
Options exercised	(13,378)	4.93
Forfeitures	—	—
Options outstanding at the end of the year	—	$—	$—
Options exercisable at the end of the year	—	$—	$—